Sales Financing Receivables And Loan Receivables (Schedule Of Long-Term Trade Accounts Receivable-Net) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-current	¥ 32,009	¥ 31,409
Long-Term Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	28,254	26,901
Non-current	32,009	31,409
Total long-term trade accounts receivable	60,263	58,310
Less: Allowance for doubtful accounts	(594)	(1,027)
Long-term trade accounts receivable-net	¥ 59,669	¥ 57,283